INCOME TAXES - Net deferred tax asset (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
INCOME TAXES
Amortized ratably over the period	180 months
Income taxes provision	$ 215,000
Reduce the deferred tax assets	0
Deferred tax assets:
Startup and organizational costs	195,000
Total deferred tax asset	195,000
Valuation allowance	$ (195,000)